Summary of Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Shares
Shares, Beginning Balance	4,539,628
Granted	935,368
Forfeited	(1,515,466)
Exercised	(75,556)
Shares, Ending Balance	3,883,974
Vested and exercisable at December 31, 2014	2,838,812
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Beginning Balance	$ 9.93
Granted	$ 4.68
Forfeited	$ 9.53
Exercised	$ 3.93
Weighted Average Exercise Price Per Share, Ending Balance	$ 8.93
Vested and exercisable at December 31, 2014	$ 10.49
Outstanding at December 31, 2014	5 years 2 months 16 days
Vested and exercisable at December 31, 2014	3 years 11 months 23 days
Outstanding at December 31, 2014	$ 2
Vested and exercisable at December 31, 2014	$ 1